SHARE-BASED COMPENSATION ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of share options
	Number of options		Weighted average exercise price
	2023	2022	2023	2022
	(Thousands)		(USD)

Outstanding of 1 January	4,772	6,026	7.31	6.54
Forfeited during the year	(721)	(828)	6.33	7.61
Exercised during the year	(346)	(1,046)	0.67	1.96
Granted during the year	-	620	-	7.22

Outstanding of December 31	3,705	4,772	7.91	7.31
Exercisable of December 31	2,086	1,814

Disclosure of expense recognized in the statement of operation and other comprehensive income
	Year ended December 31
	2023	2022	2021
	USD thousands

Selling and marketing	3,740	10,594	7,094
Research and development	3,308	8,034	3,474
General and administrative	12,121	31,877	32,250

	19,169	50,505	42,818

Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number of restricted share units and performance stock units
	Number of RSU’s		Weighted-Average Grant Date Fair Value
	2023	2022	2023	2022
	(Thousands)

Outstanding at 1 January	5,288	8,146	8.277	8.606
Forfeited during the year	(254)	(261)	6.275	9.948
Exercised during the year	(3,295)	(3,374)	8.208	8.091
Granted during the year	353	777	2.160	4.596

Outstanding at December 31	2,092	5,288	7.601	8.277

Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number of restricted share units and performance stock units
	Number of PSU’s		Weighted-Average Grant Date Fair Value
	2023	2022	2023	2022
	(Thousands)

Outstanding at January 1	1,992	4,486	8.937	6.796
Forfeited during the year	(254)	(80)	6.328	9.952
Exercised during the year	(930)	(2,582)	9.320	4.891
Granted during the year	144	168	2.160	4.453

Outstanding at December 31	952	1,992	8.238	8.937